PROPERTY, PLANT AND EQUIPMENT - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation					$ 140.7	$ 133.1	$ 123.3
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	$ 471.1	$ (0.8)	$ 471.1	$ (0.8)	29.9	43.1	$ (1.5)
Torrance Refinery [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property					33.1	43.8
Construction in progress [Member]
Capitalized interest					$ 17.6	$ 9.3